EQUITY COMPENSATION - Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Outstanding (in shares)	6,823,006
Granted (in shares)	0
Exercised (in shares)	1,413,235
Outstanding (in shares)	5,409,771	6,823,006
Vested and expected to vest (in shares)	5,409,771
Exercisable (in shares)	4,947,921	5,894,922	5,128,908
Weighted Average Exercise Price Per Shares
Outstanding (in usd per share)	$ 1.15
Granted (in usd per share)	0
Exercised (in usd per share)	0.71
Outstanding (in usd per share)	1.27	$ 1.15
Vested and expected to vest (in usd per share)	1.27
Exercisable (in usd per share)	$ 0.91
Weighted Average Remaining Contractual Term
Outstanding, weighted average remaining contractual term	4 years 1 month 6 days	5 years 4 months 24 days
Vested and expected to vest, weighted average remaining contractual term	4 years 1 month 6 days
Exercisable, weighted average remaining contractual term	3 years 10 months 24 days	4 years 10 months 24 days	5 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding, aggregate intrinsic value	$ 37,542	$ 72,489
Vested and expected to vest, aggregate intrinsic value	37,542
Exercised	13,133
Exercisable, aggregate intrinsic value	$ 36,104